CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Mar. 21, 2018	Dec. 19, 2016
CONSOLIDATED BALANCE SHEETS
Allowance for doubtful accounts	$ 2,020,373	$ 1,919,152	$ 1,997,310
Common Stock, No Par Value	$ 0	$ 0		$ 0
Common Stock, Shares Authorized	50,000,000	50,000,000			9,000,000
Common Stock, Shares, Issued	16,558,037	16,558,037
Common Stock, Shares, Outstanding	16,558,037	16,558,037